Schedule of Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total debt	$ 200,000
Less: deferred financing fee	(141,350)
Total debt, net of issuance costs	58,650
Less: current portion
Long-term portion of debt	58,650
Term Loan [Member]
Short-Term Debt [Line Items]
Total debt	$ 200,000